Condensed Consolidated Balance Sheets (Q1) (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	May 06, 2019	Dec. 31, 2018
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	88,000,000	88,000,000		16,303,928
Common stock, shares issued (in shares)	48,939,708	47,977,390		11,661,485
Common stock, shares outstanding (in shares)	48,939,708	47,977,390		11,661,485
Series E Preferred Stock [Member]
Redeemable convertible preferred, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Redeemable convertible preferred, shares authorized (in shares)	2,900,000	2,900,000		0
Redeemable convertible preferred, shares issued (in shares)	1,387,378	1,387,378		0
Redeemable convertible preferred, shares outstanding (in shares)	1,387,378	1,387,378		0